Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Liabilities Tables
Summary of Changes in fair market value Derivative Liability

Derivative
Liability
Total
Balance, December 31, 2014	$-
Increase in derivative value due to issuances of convertible promissory notes	144,748
Change in fair market value of derivative liabilities due to the mark to market adjustment	5,328
Debt conversions	-
Balance, December 31, 2015	$150,076
Increase in derivative value due to issuances of convertible promissory notes	583,415
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,816
Debt conversions	(525,485)
Balance, December 31, 2016	$221,822